LONG-TERM DEBT (2011 Credit Facilities) - Additional Information (Detail)	12 Months Ended			0 Months Ended		12 Months Ended									12 Months Ended						12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2011 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Dec. 31, 2011 City of Dreams Project Facility [Member] USD ($)	Sep. 05, 2007 City of Dreams Project Facility [Member] USD ($)	Sep. 05, 2007 City of Dreams Project Facility [Member] Term Loan Facility [Member] USD ($)	Sep. 05, 2007 City of Dreams Project Facility [Member] Revolving Credit Facility [Member] USD ($)
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity													$ 802,241,000	6,241,440,000					$ 401,121,000	3,120,720,000		$ 1,750,000,000	$ 1,500,000,000	$ 250,000,000
Maturity date				Jun. 30, 2016	Jun. 30, 2016																		Sep. 05, 2014	Sep. 05, 2012
Voluntary prepayments, minimum amount				20,566,000	160,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements				15,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements				15,000,000
Net assets restricted from distribution						3,220,000,000	2,382,000,000
Interest rate margin per annum added to HIBOR, minimum				1.75%	1.75%
Interest rate margin per annum added to HIBOR, maximum				2.75%	2.75%
Loan commitment fees recognized	25,643,000	1,324,000	1,411,000			2,453,000	1,324,000	950,000													461,000
Amount drawn down as of the date											802,241,000	6,241,440,000					212,488,000	1,653,154,570
Repayment of debt									128,358,000	998,630,400					212,488,000	1,653,154,570
Total outstanding borrowings	2,533,460,000	3,194,864,000				673,883,000	1,014,729,000		673,883,000	5,242,809,600
Amount available for future drawdown															401,121,000	3,120,720,000
Difference in applicable future cash flows under the 2011 Credit Facilities from that of the City of Dreams Project Facility				10.00%	10.00%
Unamortized deferred financing costs written off as loss on extinguishment of debt	50,935,000	0	25,193,000																		25,193,000
Capitalized third party fee and related issuance costs as deferred financing costs								$ 29,328,000